Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Government Obligations Fund | Class A
Risk/Return:
Trading Symbol	EVGOX
Eaton Vance Government Obligations Fund | Class B
Risk/Return:
Trading Symbol	EMGOX
Eaton Vance Government Obligations Fund | Class C
Risk/Return:
Trading Symbol	ECGOX
Eaton Vance Government Obligations Fund | Class I
Risk/Return:
Trading Symbol	EIGOX
Eaton Vance Government Obligations Fund | Class R
Risk/Return:
Trading Symbol	ERGOX